Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before income taxes:
United States					$ (14,860,458)	$ (6,787,009)
Foreign
Loss before income taxes:	$ (1,518,805)	$ (1,444,476)	$ (5,302,205)	$ (5,545,795)	$ (14,860,458)	$ (6,787,009)